Inventories - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventories [Abstract]
Cost of inventories recognised as expense during period	$ 2,914,511	$ 2,112,317	$ 2,183,847
Write-downs (reversals of write-downs) of inventories	155,958	89,744	$ 146,550
Inventory write-down	11,228	3,393
Reversal of inventory write-down	$ 9,388	$ 3,251